Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Debt Securities Explanatory
Note 17

Debt issued measured at amortized cost
USD million 31.12.21 31.12.20
Certificates of deposit and commercial paper 40,640 41,151
Other short-term debt 2,458 5,515
Short-term debt
1
43,098 46,666
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
38,984 36,611
Senior unsecured debt other than TLAC 27,590 21,340
of which: issued by UBS AG with original maturity greater than one year
2
23,307 18,464
Covered bonds 1,389 2,796
Subordinated debt 18,640 22,157
of which: high-trigger loss-absorbing additional tier 1 capital instruments
11,052 11,837
of which: low-trigger loss-absorbing additional tier 1 capital instruments
2,425 2,577
of which: low-trigger loss-absorbing tier 2 capital instruments 2,596 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 543
Debt issued through the Swiss central mortgage institutions 9,454 9,660
Other long-term debt 0 3
Long-term debt
3
96,057 92,566
Total debt issued measured at amortized cost
4
139,155 139,232
1 Debt with an original contractual maturity of

less than one year.

2 Based on original contractual maturity without considering any early redemption features. As

of 31 December 2021,
100 % of the balance was
unsecured (31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal

to one year.

The classification of debt

issued into short-term and long-term

does not consider any early
redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
The Group uses interest

rate and foreign exchange

derivatives to
manage

the

risks

inherent

in

certain

debt

instruments

held

at
amortized

cost.

In
some
cases,

the

Group

applies

hedge
accounting for interest rate risk as discussed in item 2j in Note 1a and Note

26. As a

result of applying

hedge accounting, the

life-
to-date adjustment to the carrying amount of debt issued was an
increase

of

USD
478

million

as

of

31

December

2021

and

an
increase of USD 2,401

million as of 31

December 2020, reflecting
changes in fair value due to interest rate movements.
Subordinated debt consists of unsecured debt obligations that are

contractually

subordinated

in

right

of

payment

to

all

other
present and future

non-subordinated obligations of

the respective
issuing

entity.
All

of

the

subordinated

debt

instruments
outstanding as of 31 December 2021 pay a fixed rate of interest.
The table below shows the

residual contractual maturity of

the
carrying

amount

of

debt

issued,

split

between

fixed-rate

and
floating-rate

based

on

the

contractual

terms,

and

does

not
consider any early redemption

features. The effects from interest
rate

swaps,

which

are

used

to

hedge

various

fixed-rate

debt
issuances

by

changing

the

repricing

characteristics

into

those
similar to

floating-rate debt, are

also not considered

in the

table
below.
Refer to Note 24 for maturity information

on an undiscounted
cash flow basis
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS Group AG
1
Non-subordinated debt
Fixed-rate 3,769 4,027 5,145 5,052 6,748 12,534 3,294 40,569 33,578
Floating-rate 492 2,183 0 0 0 0 0 2,676 5,890
Subordinated debt
Fixed-rate 0 0 0 0 0 0 13,477 13,477 14,413
Subtotal 4,261 6,211 5,145 5,052 6,748 12,534 16,771 56,722 53,881
UBS AG
2
Non-subordinated debt
Fixed-rate 38,647 5,578 1,964 349 3,439 1,381 1,213 52,571 52,618
Floating-rate 9,807 2,093 1,922 907 508 0 0 15,238 15,299
Subordinated debt
Fixed-rate 2,020 0 2,596 337 210 0 0 5,163 7,744
Subtotal 50,474 7,671 6,482 1,594 4,158 1,381 1,213 72,972 75,661
Other subsidiaries
3
Non-subordinated debt
Fixed-rate 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Subtotal 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Total

55,642 14,889 12,698 7,818 11,951 17,590 18,566 139,155 139,232
1 Consists of debt issued by the legal entity UBS Group AG.

2 Consists of debt issued by the legal entity UBS AG.

3 Consists of debt issued by subsidiaries of UBS AG.

UBS AG
Entity [Table]
Disclosure Of Debt Securities Explanatory
Note 17

Debt issued measured at amortized cost
USD million 31.12.21 31.12.20
Certificates of deposit and commercial paper 40,640 41,151
Other short-term debt 2,458 5,515
Short-term debt
1
43,098 46,666
Senior unsecured debt 23,328 18,483
of which: issued by UBS AG with original maturity greater than one year
2
23,307 18,464
Covered bonds 1,389 2,796
Subordinated debt 5,163 7,744
of which: low-trigger loss-absorbing tier 2 capital instruments 2,596 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 543
Debt issued through the Swiss central mortgage institutions 9,454 9,660
Other long-term debt 0 3
Long-term debt
3
39,334 38,685
Total debt issued measured at amortized cost
4
82,432 85,351
1 Debt with an original contractual maturity of

less than one year.

2 Based on original contractual maturity without considering any early redemption features. As

of 31 December 2021,
100 % of the balance was
unsecured (31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal

to one year.

The classification of debt

issued into short-term and long-term

does not consider any early
redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
UBS

AG

uses

interest

rate

and

foreign

exchange

derivatives

to
manage

the

risks

inherent

in

certain

debt

instruments

held

at
amortized cost. In some cases, UBS AG applies hedge accounting for interest

rate risk as

discussed in

item 2j in

Note 1a and

Note
26.

As

a

result

of

applying

hedge

accounting,

the

life-to-date
adjustment to the

carrying amount of

debt issued was

an increase
of USD 261

million as

of 31

December 2021

and an

increase of
USD 761

million as

of 31

December 2020,

reflecting changes

in
fair value due to interest rate movements.
Subordinated debt consists of unsecured debt obligations that are

contractually

subordinated

in

right

of

payment

to

all

other
present and future

non-subordinated obligations of

the respective
issuing

entity.
All

of

the

subo
rdinated

debt

instruments
outstanding as of 31 December 2021 pay a fixed rate of interest.
The table below shows the

residual contractual maturity of

the
carrying

amount

of

debt

issued,

split

between

fixed-rate

and
floating-rate

based

on

the

contractual

terms,

and

does

not
consider any early redemption

features. The effects from interest
rate

swaps,

which

are

used

to

hedge

various

fixed-rate

debt
issuances

by

changing

the

repricing

characteristics

into

those
similar to

floating-rate debt, are

also not considered

in the

table
below.
›

Refer to Note 24 for maturity information

on an undiscounted
cash flow basis
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS AG
1
Non-subordinated debt
Fixed-rate 38,647 5,578 1,964 349 3,439 1,381 1,213 52,571 52,618
Floating-rate 9,807 2,093 1,922 907 508 0 0 15,238 15,299
Subordinated debt
Fixed-rate 2,020 0 2,596 337 210 0 0 5,163 7,744
Subtotal 50,474 7,671 6,482 1,594 4,158 1,381 1,213 72,972 75,661
Other subsidiaries
2
Non-subordinated debt
Fixed-rate 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Subtotal 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Total

51,381 8,679 7,554 2,766 5,203 5,055 1,795 82,432 85,351
1 Consists of debt issued by the legal entity UBS AG.

2 Consists of debt issued by subsidiaries of UBS AG.